Schedule of Investments (unaudited) January 31, 2022	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 2.4%
Ambev SA	380,052	$1,071,426
Ambev SA, ADR	37,499	106,122
Banco Bradesco SA, ADR	204,665	878,013
Banco do Brasil SA	21,761	133,842
Cia de Saneamento de Minas Gerais-COPASA	160,990	398,678
CPFL Energia SA	39,500	215,200
Embraer SA(a)	13,677	52,312
Embraer SA, ADR(a)	16,859	258,786
Energisa SA	27,997	230,140
Marfrig Global Foods SA	72,200	305,655
Sul America SA	5,500	26,308
Ultrapar Participacoes SA	55,417	157,690

		3,834,172

Chile — 0.4%
Aclara Resources, Inc.(a)	8,352	8,229
Banco de Chile	952,139	95,211
Banco Santander Chile	5,145,020	255,630
Enel Americas SA	439,802	51,855
Enel Chile SA	5,001,510	195,944

		606,869

China — 30.6%
3SBio, Inc.(a)(b)	881,500	697,966
Alibaba Group Holding Ltd.(a)	300,920	4,716,488
A-Living Smart City Services Co. Ltd., Class H(b)	127,750	248,710
Angang Steel Co. Ltd., Class H	1,440,000	631,877
Anta Sports Products Ltd.	44,400	666,678
Asymchem Laboratories Tianjin Co. Ltd., Class A	3,200	163,464
Autohome, Inc., ADR	1,514	50,446
Autohome, Inc., Class A(a)	6,800	54,174
BAIC Motor Corp. Ltd., Class H(b)	946,000	347,117
Baidu, Inc., ADR(a)	5,345	853,810
Baidu, Inc., Class A(a)	3,450	68,341
Bank of Ningbo Co. Ltd., Class A	7,466	46,165
Baoshan Iron & Steel Co. Ltd., Class A	42,700	47,574
Beijing Enterprises Holdings Ltd.	140,000	477,256
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd.	2,000	70,534
BYD Co. Ltd., Class A	48,700	1,815,897
BYD Co. Ltd., Class H	43,500	1,286,602
China Hongqiao Group Ltd.	246,000	277,962
China Jushi Co. Ltd.	64,000	165,114
China Life Insurance Co. Ltd., Class H	317,000	557,254
China Merchants Bank Co. Ltd., Class A	102,900	799,992
China Merchants Bank Co. Ltd., Class H	143,500	1,199,390
China Molybdenum Co. Ltd., Class H	99,000	50,873
China Petroleum & Chemical Corp., Class H	2,442,000	1,278,606
China Resources Cement Holdings Ltd.	674,000	580,804
China Yongda Automobiles Services Holdings Ltd.	406,500	520,121
CIFI Holdings Group Co. Ltd.	162,000	105,755
CITIC Securities Co. Ltd., Class A	461,725	1,806,422
CITIC Securities Co. Ltd., Class H	22,000	58,912
Contemporary Amperex Technology Co. Ltd., Class A	22,087	2,131,212
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	71,700	130,439
Country Garden Holdings Co. Ltd.	516,000	423,820
Country Garden Services Holdings Co. Ltd.	1,000	5,907
CSPC Pharmaceutical Group Ltd.	422,720	513,769
Dali Foods Group Co. Ltd.(b)	111,000	64,155
Dongyue Group Ltd.	74,000	90,570
Ganfeng Lithium Co. Ltd., Class A	11,700	251,663

Security	Shares	Value

China (continued)
Ganfeng Lithium Co. Ltd., Class H(b)	22,200	$352,765
GoerTek, Inc., Class A	48,200	363,143
Great Wall Motor Co. Ltd., Class H	132,000	358,128
Hello Group, Inc., ADR	17,169	167,054
Hunan Valin Steel Co. Ltd., Class A	202,797	176,771
Industrial & Commercial Bank of China Ltd., Class H	1,120,000	678,547
JD.com, Inc., Class A(a)	19,524	739,987
Jinxin Fertility Group Ltd.(a)(b)	220,000	220,372
Joinn Laboratories China Co. Ltd., Class H(b)	20	147
KE Holdings, Inc., ADR(a)	3,947	86,005
Kuaishou Technology(a)(b)	12,900	147,457
Lenovo Group Ltd.	1,356,000	1,469,508
Li Auto, Inc., ADR(a)	11,307	295,000
Li Ning Co. Ltd.	45,000	439,110
Luye Pharma Group Ltd.(a)(b)	129,500	56,565
Maanshan Iron & Steel Co. Ltd.	938,000	367,973
Meituan, Class B(a)(b)	29,000	865,196
NetEase, Inc.	41,270	861,696
NIO, Inc., ADR(a)	24,794	607,701
PetroChina Co. Ltd., Class A	210,400	167,223
Pharmaron Beijing Co. Ltd.	5,100	94,642
Pharmaron Beijing Co. Ltd., Class H(b)	2,200	27,988
Pinduoduo, Inc., ADR(a)	4,244	253,961
Ping An Insurance Group Co. of China Ltd., Class H	456,000	3,618,734
Powerlong Real Estate Holdings Ltd.	42,000	23,443
RiseSun Real Estate Development Co. Ltd., Class A	1	1
Shandong Nanshan Aluminum Co. Ltd., Class A	236,000	162,010
Shanghai Haohai Biological Technology Co. Ltd., Class H(b)(c)	49,000	289,627
Shanghai Putailai New Energy Technology Co. Ltd., Class A	9,000	203,459
Shenzhen Capchem Technology Co. Ltd., Class A	15,271	229,291
Shimao Services Holdings Ltd.(b)	130,000	103,911
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,058,000	233,475
Sinopharm Group Co. Ltd., Class H	86,400	193,259
Sunac China Holdings Ltd.	688,000	847,837
Sunac Services Holdings Ltd.(a)(b)	22,000	25,028
Sunwoda Electronic Co. Ltd.	8,500	47,885
Suzhou Maxwell Technologies Co. Ltd.	700	54,934
Tencent Holdings Ltd.	93,100	5,833,858
Tingyi Cayman Islands Holding Corp.	148,000	306,624
Trip.com Group Ltd., ADR(a)	2,005	53,353
Uni-President China Holdings Ltd.	62,000	58,598
Vipshop Holdings Ltd., ADR(a)	28,450	264,869
WuXi AppTec Co. Ltd., Class H(b)	124,580	1,786,884
Wuxi Biologics Cayman, Inc.(a)(b)	48,000	481,093
Xiabuxiabu Catering Management China Holdings Co. Ltd.(a)(b)	118,500	74,824
XPeng, Inc., ADR(a)	4,915	172,467
Xtep International Holdings Ltd.	70,000	125,718
Yum China Holdings, Inc.	7,248	349,136
Yunnan Energy New Material Co. Ltd., Class A	7,600	305,354
Zhejiang Huayou Cobalt Co. Ltd., Class A	24,600	386,504
Zijin Mining Group Co. Ltd., Class A	122,400	193,098
Zijin Mining Group Co. Ltd., Class H	218,000	283,010
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	192,000	214,325

1

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	752,600	$492,922
ZTE Corp., Class H	20,800	56,207

		49,524,516

Greece — 0.2%
Hellenic Telecommunications Organization SA	6,785	131,882
OPAP SA	11,358	168,700

		300,582

Hong Kong — 0.5%
Far East Horizon Ltd.	132,000	112,919
Kingboard Laminates Holdings Ltd.	42,500	72,890
Nine Dragons Paper Holdings Ltd.	540,000	539,390
SSY Group Ltd.	168,000	74,681

		799,880

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	59,794	521,432

India — 8.9%
Alkem Laboratories Ltd.	2,116	100,661
APL Apollo Tubes Ltd.(a)	11,029	128,501
Apollo Hospitals Enterprise Ltd.	2,770	166,435
Asian Paints Ltd.	4,387	185,904
Axis Bank Ltd.(a)	44,482	465,842
Bajaj Finance Ltd.	5,302	502,157
Bandhan Bank Ltd.(b)	46,687	198,847
Birlasoft Ltd.	14,844	95,544
Container Corp. Of India Ltd.	28,179	245,870
Havells India Ltd.	15,024	240,148
HDFC Bank Ltd.	54,190	1,089,820
HDFC Bank Ltd., ADR	24,767	1,699,759
HDFC Life Insurance Co. Ltd.(b)	62,776	526,253
Housing Development Finance Corp. Ltd.	30,205	1,030,617
ICICI Bank Ltd.	104,667	1,124,453
ICICI Bank Ltd., ADR	24,465	531,624
Indraprastha Gas Ltd.	26,922	142,464
IndusInd Bank Ltd.	12,527	147,881
Infosys Ltd.	74,385	1,750,108
Infosys Ltd., ADR	33,193	782,359
ITC Ltd.	70,908	210,591
Kotak Mahindra Bank Ltd.	35,674	894,167
Mindtree Ltd.	2,057	111,416
Mphasis Ltd.	2,989	125,522
NMDC Ltd.	40,539	76,296
Reliance Industries Ltd.	10,500	338,385
Tata Consultancy Services Ltd.	18,944	953,941
Tech Mahindra Ltd.	29,351	585,896

		14,451,461

Indonesia — 0.3%
Perusahaan Gas Negara Tbk PT(a)	5,563,500	538,494

Malaysia — 2.4%
CIMB Group Holdings BHD	759,000	945,479
IHH Healthcare BHD	239,000	368,307
Malayan Banking BHD	521,500	1,031,088
Petronas Chemicals Group BHD	73,900	156,964
Public Bank BHD	837,900	844,020
RHB Bank BHD	264,900	352,582
Sime Darby BHD	425,900	218,878

		3,917,318

Mexico — 1.3%
Arca Continental SAB de CV	109,038	644,935

Security	Shares	Value

Mexico (continued)
Cemex SAB de CV(a)	309,641	$189,135
Coca-Cola Femsa SAB de CV	51,708	271,399
Coca-Cola Femsa SAB de CV, ADR	9,950	525,559
Fomento Economico Mexicano SAB de CV	39,777	299,273
Grupo Bimbo SAB de CV, Series A	52,466	164,281

		2,094,582

Peru — 0.3%
Hochschild Mining PLC	60,787	85,181
Southern Copper Corp.	5,196	331,972

		417,153

Romania — 0.3%
NEPI Rockcastle PLC	70,022	476,168

Russia — 4.5%
Alrosa AO(a)	1,606,469	2,363,281
LUKOIL PJSC	15,098	1,340,415
LUKOIL PJSC, ADR	19,421	1,739,159
MMC Norilsk Nickel PJSC	665	186,512
Novatek PJSC	2,751	58,608
Novatek PJSC, GDR, Registered Shares	5,149	1,087,498
Novolipetsk Steel PJSC(a)	356	983
PhosAgro PJSC	1,071	75,680
PhosAgro PJSC, GDR, Registered Shares	19,091	382,972

		7,235,108

Saudi Arabia — 3.2%
Al Rajhi Bank	76,606	3,042,222
Saudi Basic Industries Corp.	61,746	2,066,856

		5,109,078

Singapore — 0.1%
JOYY, Inc., ADR	2,601	131,507

South Africa — 5.6%
Absa Group Ltd.	67,211	742,863
AngloGold Ashanti Ltd.	8,332	156,199
Aspen Pharmacare Holdings Ltd.	4,852	65,320
AVI Ltd.	73,961	367,959
Bidvest Group Ltd.	11,866	145,486
Capitec Bank Holdings Ltd.	5,991	786,634
Clicks Group Ltd.	5,531	106,201
FirstRand Ltd.	235,730	950,251
Foschini Group Ltd.	101,665	849,105
Gold Fields Ltd.	18,236	195,416
Impala Platinum Holdings Ltd.	4,046	62,377
Life Healthcare Group Holdings Ltd.	123,026	180,897
Mr Price Group Ltd.	29,922	396,851
MTN Group Ltd.(a)	25,459	320,170
Naspers Ltd., N Shares	2,273	367,426
Nedbank Group Ltd.	36,532	452,835
Netcare Ltd.	321,294	309,797
Old Mutual Ltd.	473,335	426,533
Pepkor Holdings Ltd.(b)	68,218	100,352
Remgro Ltd.	3,405	29,387
Shoprite Holdings Ltd.	21,609	295,257
Standard Bank Group Ltd.	93,508	912,656
Telkom SA SOC Ltd.(a)	27,064	87,337
Truworths International Ltd.	97,240	360,870
Woolworths Holdings Ltd.	134,777	465,655

		9,133,834

South Korea — 11.8%
CJ CheilJedang Corp.	1,840	533,701
CJ Logistics Corp.(a)	1,340	130,126

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Doosan Bobcat, Inc.(a)	12,113	$379,854
Doosan Co. Ltd.	800	65,502
Hyundai Construction Equipment Co. Ltd.(a)	8,750	286,799
Hyundai Mobis Co. Ltd.	1,370	268,934
Korea Gas Corp.(a)	25,068	737,383
KT Corp., ADR(a)	52,794	684,210
LG Chem Ltd.	1,862	998,144
LG Display Co. Ltd.	4,578	76,991
LG Electronics, Inc.	2,217	240,860
LG Hausys Ltd.	308	14,357
LG Household & Health Care Ltd.	300	244,034
LS Electric Co. Ltd.	6,588	271,964
NAVER Corp.	6,530	1,724,838
NCSoft Corp.	1,394	628,087
POSCO(c)	7,819	1,749,059
POSCO, ADR	13,337	754,074
Samsung Electro-Mechanics Co. Ltd.	6,750	1,026,931
Samsung Electronics Co. Ltd.	113,566	7,063,701
Samsung Electronics Co. Ltd., Registered Shares, GDR	123	191,788
Seah Besteel Corp.	459	5,841
Shinhan Financial Group Co. Ltd.	18,225	583,731
S-Oil Corp.	4,678	355,123

		19,016,032

Taiwan — 18.2%
ASPEED Technology, Inc.	1,000	112,374
AU Optronics Corp.	166,000	123,409
AU Optronics Corp., ADR	6,603	47,343
Bizlink Holding, Inc.	26,000	283,237
China Airlines Ltd.(a)	392,000	341,598
Compeq Manufacturing Co. Ltd.	95,000	147,100
CTBC Financial Holding Co. Ltd.	2,008,000	2,018,661
E Ink Holdings, Inc.	64,000	348,832
Eva Airways Corp.(a)	367,000	327,622
Evergreen Marine Corp. Taiwan Ltd.	42,000	178,195
Faraday Technology Corp.	57,000	428,505
Formosa Plastics Corp.	83,000	318,261
Gold Circuit Electronics Ltd.	25,000	69,616
Gourmet Master Co. Ltd.	44,000	168,845
Hiwin Technologies Corp.	88,180	853,783
Kinsus Interconnect Technology Corp.	90,000	680,586
Largan Precision Co. Ltd.	3,000	222,313
MediaTek, Inc.	18,000	714,945
Micro-Star International Co. Ltd.	17,000	95,088
Nan Ya Plastics Corp.	578,000	1,825,176
Nan Ya Printed Circuit Board Corp.	9,000	158,043
Nanya Technology Corp.	360,000	956,345
Novatek Microelectronics Corp.	1,000	17,586
Parade Technologies Ltd.	3,000	221,488
PChome Online Inc.	10,000	39,369
Quanta Computer, Inc.	53,000	179,388
Realtek Semiconductor Corp.	120,000	2,328,017
Taiwan Semiconductor Manufacturing Co. Ltd.	507,000	11,722,847
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	18,830	2,309,123
Unimicron Technology Corp.	113,000	847,132
United Microelectronics Corp.	394,000	823,184

Security	Shares	Value

Taiwan (continued)
United Microelectronics Corp., ADR	29,070	$285,758
Vanguard International Semiconductor Corp.	33,000	159,189
Voltronic Power Technology Corp.	2,000	103,071

		29,456,029

Thailand — 1.1%
Energy Absolute PCL, NVDR	25,100	67,693
Mega Lifesciences PCL, NVDR	30,600	42,844
Precious Shipping PCL, NVDR	248,000	118,105
PTT Exploration & Production PCL, NVDR	65,900	258,645
PTT PCL, NVDR	893,200	1,054,530
Thai Union Group PCL, NVDR	392,700	246,980

		1,788,797

Turkey — 0.2%
Turkcell Iletisim Hizmetleri A/S	27,428	38,682
Turkiye Petrol Rafinerileri A/S(a)	27,746	356,608

		395,290

United Arab Emirates — 0.7%
Abu Dhabi Commercial Bank PJSC	56,786	139,023
Aldar Properties PJSC	221,657	250,158
Dubai Islamic Bank PJSC	33,388	50,230
Emaar Properties PJSC	47,249	62,958
Emirates Telecommunications Group Co. PJSC	34,927	314,528
First Abu Dhabi Bank PJSC	52,648	286,672

		1,103,569

United States — 0.5%
Genpact Ltd.	17,885	889,779

Total Common Stocks — 93.8% (Cost: $139,073,678)		151,741,650

Preferred Securities

Preferred Stocks — 2.1%

Brazil — 1.6%
Banco Bradesco SA, Preference Shares	580,981	2,494,561
Gerdau SA, Preference Shares	23,443	122,908

		2,617,469

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA Class B	2,270	121,567

South Korea — 0.4%
LG Electronics, Inc., Preference Shares	11,844	609,644

Total Preferred Securities — 2.1% (Cost: $2,995,183)		3,348,680

3

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

China — 0.0%
CITIC Securities Co. Ltd., (Expires: 03/18/22)	3,300	$1,304

Total Rights — 0.0% (Cost: $ — )		1,304

Total Long-Term Investments — 95.9% (Cost: $142,068,861)		155,091,634

Short-Term Securities

Money Market Funds — 4.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(d)(e)	7,359,227	7,359,227
SL Liquidity Series, LLC, Money Market Series, 0.17%(d)(e)(f)	306,120	306,150

Total Short-Term Securities — 4.7% (Cost: $7,665,377)		7,665,377

Total Investments — 100.6% (Cost: $149,734,238)		162,757,011

Liabilities in Excess of Other Assets — (0.6)%		(953,337)

Net Assets — 100.0%		$161,803,674

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$13,397,402	$—		$(6,038,175	)(a)	$—	$—	$7,359,227	7,359,227	$323		$—

SL Liquidity Series, LLC, Money Market Series	—	306,151	(a)	—		(1)	—	306,150	306,120	2,233	(b)	—

						$(1)	$—	$7,665,377		$2,556		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index.	155	03/18/22	$9,492	$26,887

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$3,834,172	$—	$—	$3,834,172
Chile	195,944	410,925	—	606,869
China	3,517,663	46,006,853	—	49,524,516
Greece	—	300,582	—	300,582
Hong Kong	112,919	686,961	—	799,880
Hungary	—	521,432	—	521,432
India	3,013,742	11,437,719	—	14,451,461
Indonesia	—	538,494	—	538,494
Malaysia	525,271	3,392,047	—	3,917,318
Mexico	2,094,582	—	—	2,094,582
Peru	331,972	85,181	—	417,153
Romania	—	476,168	—	476,168
Russia	—	7,235,108	—	7,235,108
Saudi Arabia	—	5,109,078	—	5,109,078
Singapore	131,507	—	—	131,507
South Africa	4,763,706	4,370,128	—	9,133,834
South Korea	1,438,284	17,577,748	—	19,016,032
Taiwan	2,681,593	26,774,436	—	29,456,029
Thailand	—	1,788,797	—	1,788,797
Turkey	356,608	38,682	—	395,290
United Arab Emirates	286,672	816,897	—	1,103,569
United States	889,779	—	—	889,779
Preferred Securities
Preferred Stocks
Brazil	2,617,469	—	—	2,617,469
Chile	—	121,567	—	121,567
South Korea	—	609,644	—	609,644
Rights	—	1,304	—	1,304

5

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$7,359,227	$—	$—	$7,359,227

	$34,151,110	$128,299,751	$—	162,450,861

Investments Valued at NAV(a)				306,150

				$162,757,011

Derivative Financial Instruments(b)
Assets
Equity Contracts	$26,887	$—	$—	$26,887

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

S C H E D U L E O F I N V E S T M E N T S	6